Note 7 - Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Disclosure Text Block Supplement [Abstract]
Goodwill, Impairment Loss	$ 0	$ 0	$ 0